Income Taxes - Components of income tax (benefit) expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
U.S. Federal			$ 3,459	$ (491)	$ 11,653
State and local				711	4,209
Total current			3,459	220	15,862
Deferred:
U.S. Federal			(28,078)	(21,489)	(19,467)
State and local			(9,416)	(3,935)	(3,651)
Total deferred		$ (6,303)	(37,494)	(25,424)	(23,118)
Total income tax (benefit) expense	$ 26	$ (9,279)	$ (34,035)	$ (25,204)	$ (7,256)